Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Time Charter Revenue
Future Minimum Time Charter Revenue
December 31,
2017	$56,590
2018	34,220
2019	30,866
2020	30,776
2021	30,555
Thereafter	102,598
Total	$285,605